Document and Entity Information	0 Months Ended
Oct. 31, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2012
Registrant Name	MFS SERIES TRUST VI
Central Index Key	0000863032
Amendment Flag	false
Document Creation Date	Feb. 27, 2013
Document Effective Date	Feb. 28, 2013
Prospectus Date	Feb. 28, 2013
MFS Global Equity Fund | MFS Global Equity Fund | A
Risk/Return:
Trading Symbol	MWEFX
MFS Global Equity Fund | MFS Global Equity Fund | R4
Risk/Return:
Trading Symbol	MWELX
MFS Global Equity Fund | MFS Global Equity Fund | B
Risk/Return:
Trading Symbol	MWEBX
MFS Global Equity Fund | MFS Global Equity Fund | C
Risk/Return:
Trading Symbol	MWECX
MFS Global Equity Fund | MFS Global Equity Fund | I
Risk/Return:
Trading Symbol	MWEIX
MFS Global Equity Fund | MFS Global Equity Fund | R1
Risk/Return:
Trading Symbol	MWEGX
MFS Global Equity Fund | MFS Global Equity Fund | R2
Risk/Return:
Trading Symbol	MEQRX
MFS Global Equity Fund | MFS Global Equity Fund | R3
Risk/Return:
Trading Symbol	MWEHX
MFS Global Equity Fund | MFS Global Equity Fund | R5
Risk/Return:
Trading Symbol	MWEMX
MFS Global Total Return Fund | MFS Global Total Return Fund | A
Risk/Return:
Trading Symbol	MFWTX
MFS Global Total Return Fund | MFS Global Total Return Fund | R4
Risk/Return:
Trading Symbol	MFWJX
MFS Global Total Return Fund | MFS Global Total Return Fund | B
Risk/Return:
Trading Symbol	MFWBX
MFS Global Total Return Fund | MFS Global Total Return Fund | C
Risk/Return:
Trading Symbol	MFWCX
MFS Global Total Return Fund | MFS Global Total Return Fund | I
Risk/Return:
Trading Symbol	MFWIX
MFS Global Total Return Fund | MFS Global Total Return Fund | R1
Risk/Return:
Trading Symbol	MFWGX
MFS Global Total Return Fund | MFS Global Total Return Fund | R2
Risk/Return:
Trading Symbol	MGBRX
MFS Global Total Return Fund | MFS Global Total Return Fund | R3
Risk/Return:
Trading Symbol	MFWHX
MFS Global Total Return Fund | MFS Global Total Return Fund | R5
Risk/Return:
Trading Symbol	MFWLX
MFS Utilities Fund | MFS Utilities Fund | A
Risk/Return:
Trading Symbol	MMUFX
MFS Utilities Fund | MFS Utilities Fund | R4
Risk/Return:
Trading Symbol	MMUJX
MFS Utilities Fund | MFS Utilities Fund | B
Risk/Return:
Trading Symbol	MMUBX
MFS Utilities Fund | MFS Utilities Fund | C
Risk/Return:
Trading Symbol	MMUCX
MFS Utilities Fund | MFS Utilities Fund | I
Risk/Return:
Trading Symbol	MMUIX
MFS Utilities Fund | MFS Utilities Fund | R1
Risk/Return:
Trading Symbol	MMUGX
MFS Utilities Fund | MFS Utilities Fund | R2
Risk/Return:
Trading Symbol	MURRX
MFS Utilities Fund | MFS Utilities Fund | R3
Risk/Return:
Trading Symbol	MMUHX
MFS Utilities Fund | MFS Utilities Fund | R5
Risk/Return:
Trading Symbol	MMUKX